Goodwill and Intangible Assets, net (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets, net
Schedule of goodwill activities

The following table presents the goodwill activities for the periods presented (in thousands):

Balance as of December 31, 2020	$—
HuffPost Acquisition	5,927
Balance as of September 30, 2021	$5,927

Schedule of intangible assets and the weighted average remaining useful lives

The following table presents the detail of intangible assets for the periods presented (in thousands) and the weighted average remaining useful lives:

	Weighted-
	Average
	Remaining	September 30, 2021			December 31, 2020
	Useful	Gross			Gross
	Lives (in	Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Net Carrying
	years)	Value	Amortization	Value	Value	Amortization	Value
Acquired Technology	3 years	$5,500	$1,146	$4,354	$—	$—	$—
Trademarks and Trade Names	15 years	14,000	583	13,417	—	—	—
Trademarks and Trade Names	Indefinite	1,368	—	1,368	1,368	—	1,368
Total		$20,868	$1,729	$19,139	$1,368	$—	$1,368

Schedule of Estimated future amortization expense	Estimated future amortization expense as of September 30, 2021 is as follows (in thousands):

Remainder of 2021	$692
2022	2,767
2023	2,767
2024	1,163
2025	933
Thereafter	9,449
Total	$17,771